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                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                              SEPARATE ACCOUNT V

                      SUPPLEMENT DATED FEBRUARY 16, 1996
                                      to
                         SUPPLEMENT DATED JULY 1, 1995
                                      to
                         PROSPECTUS DATED MAY 1, 1995
                                      for
                          THE PRISM VARIABLE ANNUITY
                                  Offered by
                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                          (A Missouri Stock Company)


Effective February 26, 1996, Contract Owners will no longer be permitted to allocate Purchase Payments to, or effect transfers into, the Calvert Responsibly Invested Equity Portfolio or the Calvert Responsibly Invested Bond Portfolio of Acacia Capital Corporation. Contract Owners may continue, subject to the limitations set forth in the Prospectus, to allocate Purchase Payments among, and make transfers into, the remaining six Portfolios available under The Prism Variable Annuity.